Stock Based Compensation - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding at the beginning of the year, Shares	92,491
Options granted, Shares
Options exercised, Shares		0	0
Forfeitures, Shares
Options outstanding at the end of the year, Shares	92,491	92,491
Options exercisable at the end of the year, Shares	92,491
Options outstanding at the beginning of the year, Weighted Average Exercise Price	$ 5.35
Options granted, Weighted Average Exercise Price
Options exercised, Weighted Average Exercise Price
Forfeitures, Weighted Average Exercise Price
Options outstanding at the end of the year, Weighted Average Exercise Price	$ 5.35	$ 5.35
Options exercisable at the end of the year, Weighted Average Exercise Price	$ 5.35
Options outstanding at the beginning of the year, Aggregate Intrinsic value
Options outstanding at the end of the year, Aggregate Intrinsic value
Options exercisable at the end of the year, Aggregate Intrinsic value